SIGNIFICANT ACCOUNTING POLICIES - Uncertain tax positions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Unrecognized uncertain tax positions	$ 0
Unrecognized tax benefits, income tax penalties and interest expense	$ 0